Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders Equity - USD ($) $ in Thousands	Common Stock Redeemable Preferred Stock	Common Stock	Additional paid-in capital	Treasury stock	Retained Earnings / (Accumulated	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2023		$ 433	$ 471,216	$ (15,636)	$ 81,388		$ 537,401
Balance (in shares) at Dec. 31, 2023	41,304
Issue of common stock		3	(3)
Issue of common stock (in shares)	230
Share-based compensation			826				826
Common dividends					(8,674)		(8,674)
Preferred dividends					(848)		(848)
Net income					39,237		39,237
Balance at Mar. 31, 2024		436	472,039	(15,636)	111,104		567,942
Balance (in shares) at Mar. 31, 2024	41,534
Balance at Dec. 31, 2023						$ 37,043
Balance (in shares) at Dec. 31, 2023						40
Balance at Mar. 31, 2024						$ 37,043
Balance (in shares) at Mar. 31, 2024						40
Balance at Dec. 31, 2024		440	475,812	(33,524)	164,914		607,642
Balance (in shares) at Dec. 31, 2024	40,455
Issue of common stock		2	(2)
Issue of common stock (in shares)	169
Share-based compensation			647				647
Common dividends					(3,236)		(3,236)
Preferred dividends					(629)		(629)
Net income					6,253		6,253
Balance at Mar. 31, 2025		$ 442	$ 476,458	$ (33,524)	$ 167,301		610,677
Balance (in shares) at Mar. 31, 2025	40,624
Balance at Dec. 31, 2024						$ 27,782	27,782
Balance (in shares) at Dec. 31, 2024						30
Balance at Mar. 31, 2025						$ 27,782	$ 27,782
Balance (in shares) at Mar. 31, 2025						30